SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Real estate
Significant accounting policies
Estimated useful life (in years)	50 years
Vehicles
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum | Fixed network and transportation
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum | Mobile network access
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Tower and pole
Significant accounting policies
Estimated useful life (in years)	10 years
Minimum | Switching equipment
Significant accounting policies
Estimated useful life (in years)	5 years
Minimum | Computer Equipment
Significant accounting policies
Estimated useful life (in years)	3 years
Minimum | Goods lent to customers at no cost
Significant accounting policies
Estimated useful life (in years)	2 years
Minimum | Power equipment and Installations
Significant accounting policies
Estimated useful life (in years)	2 years
Minimum | Machinery, diverse equipment and tools
Significant accounting policies
Estimated useful life (in years)	5 years
Maximum | Fixed network and transportation
Significant accounting policies
Estimated useful life (in years)	10 years
Maximum | Mobile network access
Significant accounting policies
Estimated useful life (in years)	7 years
Maximum | Tower and pole
Significant accounting policies
Estimated useful life (in years)	20 years
Maximum | Switching equipment
Significant accounting policies
Estimated useful life (in years)	7 years
Maximum | Computer Equipment
Significant accounting policies
Estimated useful life (in years)	5 years
Maximum | Goods lent to customers at no cost
Significant accounting policies
Estimated useful life (in years)	4 years
Maximum | Power equipment and Installations
Significant accounting policies
Estimated useful life (in years)	12 years
Maximum | Machinery, diverse equipment and tools
Significant accounting policies
Estimated useful life (in years)	10 years